Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000048071 | Xylem Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000048071 | ABB Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000048071 | CNH Industrial NV
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000048071 | Madison Square Garden Sports Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000048071 | Citigroup Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000048071 | Sony Group Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000048071 | Texas Instruments Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000048071 | American Express Co.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000048071 | NextEra Energy Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000048071 | Capital One Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000048071 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.30%
C000048071 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000048071 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000048071 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000048071 | Building and Construction
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000048071 | Consumer Products
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000048071 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000048071 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000048071 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000048071 | Food
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000048071 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000048073 | Xylem Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000048073 | ABB Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000048073 | CNH Industrial NV
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000048073 | Madison Square Garden Sports Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000048073 | Citigroup Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000048073 | Sony Group Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000048073 | Texas Instruments Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000048073 | American Express Co.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000048073 | NextEra Energy Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000048073 | Capital One Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000048073 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.30%
C000048073 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000048073 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000048073 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000048073 | Building and Construction
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000048073 | Consumer Products
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000048073 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000048073 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000048073 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000048073 | Food
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000048073 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000048074 | Xylem Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000048074 | ABB Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000048074 | CNH Industrial NV
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000048074 | Madison Square Garden Sports Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000048074 | Citigroup Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000048074 | Sony Group Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000048074 | Texas Instruments Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000048074 | American Express Co.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000048074 | NextEra Energy Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000048074 | Capital One Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000048074 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.30%
C000048074 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000048074 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000048074 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000048074 | Building and Construction
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000048074 | Consumer Products
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000048074 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000048074 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000048074 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000048074 | Food
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000048074 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000048072 | Xylem Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000048072 | ABB Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000048072 | CNH Industrial NV
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000048072 | Madison Square Garden Sports Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000048072 | Citigroup Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000048072 | Sony Group Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000048072 | Texas Instruments Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000048072 | American Express Co.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000048072 | NextEra Energy Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000048072 | Capital One Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000048072 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.30%
C000048072 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000048072 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000048072 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000048072 | Building and Construction
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000048072 | Consumer Products
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000048072 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000048072 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000048072 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000048072 | Food
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000048072 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	35.00%